Debt (Long-Term Debt Maturities Excluding Capital Lease Obligations) (Detail) $ in Thousands	Jun. 28, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 250,000
2019	0
2020	0
2021	0
2022	392,250
Thereafter	650,000
Carrying value of notes	$ 1,292,250